Kelly Strategic ETF Trust
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

October 15, 2021

VIA EDGAR TRANSMISSION

Ryan Sutcliffe
United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street N.E.
Washington, D.C. 20549

Re:    Kelly Strategic ETF Trust
Registration Statement on Form N-1A
File Nos. 333-258490, 811-23723

Dear Mr. Sutcliffe:

Pursuant to Rule 472 of the Securities Act of 1933 filed herewith is pre-effective amendment number 1 to the registration statement filed by Kelly Strategic Trust, on behalf of the Strategic E-Commerce & Logistics Sector ETF, Strategic Fintech & Digital Payments Sector ETF, Strategic Residential & Apartments Real Estate ETF, Strategic Technology & E-Commerce Real Estate ETF, and Strategic CRISPR & Gene Editing Technology ETF. This filing reflects changes made in response to your letter dated September 3, 2021. Correspondence letters responding to each comment has been filed separately.

If you have any questions or require further information, please contact the undersigned at (520) 260-1845.
Sincerely,
/s/ Ryan Charles

Ryan Charles
For U.S. Bank Global Fund Services

cc: Eric Simanek, Sullivan & Worcester LLP